Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000084913
Account Value [Line Items]
Line Graph and Table Measure Name	Papp Small & Mid-Cap Growth Fund
Account Value	$ 20,809	$ 20,698	$ 18,601	$ 18,357	$ 21,589	$ 16,382	$ 14,388	$ 13,191	$ 11,501	$ 9,953	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,535	29,540	23,045	22,391	22,458	16,005	14,184	13,667	11,948	10,172	10,000
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 23,151	$ 23,252	$ 17,771	$ 18,001	$ 20,167	$ 13,826	$ 13,021	$ 13,615	$ 11,684	$ 9,989	$ 9,999